Capital Requirements And Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Actual Capital Amounts And Ratios

The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

	Actual		Minimum		Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Tier 1 leverage capital:
IBERIABANK Corporation	$1,185,144	9.70%	$488,803	4.00%		N/A	N/A	%
IBERIABANK	1,041,540	8.57	486,307	4.00		607,884	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,185,144	12.92	366,792	4.00		N/A	N/A
IBERIABANK	1,041,540	11.41	365,230	4.00		547,845	6.00

Total risk-based capital:
IBERIABANK Corporation	1,301,498	14.19	733,583	8.00		N/A	N/A
IBERIABANK	1,157,412	12.68	730,461	8.00		913,076	10.00

December 31, 2011
Tier 1 leverage capital:
IBERIABANK Corporation	$1,164,801	10.45%	$445,905	4.00%	$	N/A	N/A	%
IBERIABANK	997,277	9.00	443,165	4.00		553,956	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,164,801	14.94	311,908	4.00		N/A	N/A
IBERIABANK	997,277	12.88	309,802	4.00		464,703	6.00

Total risk-based capital:
IBERIABANK Corporation	1,263,496	16.20	623,816	8.00		N/A	N/A
IBERIABANK	1,095,322	14.14	619,604	8.00		774,505	10.00